Commitments and Contingencies - Performance Guaranty and Product Warranties (Details) - USD ($) $ in Thousands		1 Months Ended	12 Months Ended
	Dec. 18, 2009	Oct. 31, 2016	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Minimum | Inverter and balance of system components
Performance Guaranty and Product Warranties
Warranty term			5 years
Maximum | Solar Modules
Performance Guaranty and Product Warranties
Warranty term			25 years
Maximum | Inverter and balance of system components
Performance Guaranty and Product Warranties
Warranty term			10 years
Performance Obligation - Sponsorship
Performance Guaranty and Product Warranties
Contractual term		10 years
Long-term purchase commitment, amount		$ 8,750
Long-term purchase commitment, remaining obligation			$ 8,531
Performance Guaranty
Performance Guaranty and Product Warranties
Warranty term	10 years
Charge against reserves related to guaranty			$ 0	$ 0	$ 0